Commitments and contingencies - Schedule Of Future Lease Payments Under Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	¥ 80,982
2026	61,337
2027	49,138
2028	38,925
2029	33,301
2030 and thereafter	314,213
Total lease payments	577,895
Amount representing interest	29,196
Total lease liabilities for operating leases	¥ 548,699	¥ 571,087